Note 3 - Investment Securities (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Available-for-sale Securities Reconciliation [Table Text Block]
(Dollars in thousands)	December 31, 2012
	Amortized	Gross Unrealized			Estimated
	Cost	Gains	Losses		Fair Value
Available for sale
Mortgage backed
Government sponsored enterprises	$37,361	$590	$		$37,951
Municipal securities	5,061	358			5,419
Other	4,190	-		2,711	1,479

Total	$46,612	$948		$2,711	$44,849
	December 31, 2011
	Amortized	Gross Unrealized		Estimated
Available for sale	Cost	Gains	Losses	Fair Value
Mortgage backed
Government sponsored enterprises	$37,688	$544	$-	$38,232
Other	1,539	6	-	1,545
Municipal securities	7,190	415	-	7,605
Other	4,183	-	2,607	1,576
Total	$50,600	$965	$2,607	$48,958

Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value [Table Text Block]
(Amounts in thousands)	December 31, 2012
	Less than Twelve Months				Twelve Months or More		Total
	Fair Value		Unrealized Losses		Fair Value	Unrealized Losses	Fair Value	Unrealized Losses

Mortgage backed		$-		$-	$-	$-	$-	$-
Municipal securities		-		-	-	-	-	-
Other		-		-	1,479	2,711	1,479	2,711

Total	$		$		$1,479	$2,711	$1,479	$2,711
	December 31, 2011
	Less than Twelve Months		Twelve Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses

Mortgage backed	$-	$-	$-	$-	$-	$-
Municipal securities	-	-	-	-	-	-
Other	586	64	990	2,543	1,576	2,607

Total	$586	$64	$990	$2,543	$1,576	$2,607

Schedule of Financial Instruments Owned and Pledged as Collateral [Table Text Block]
Tranche	Current Balance	Required Overcollateralization %	Current Overcollateralization %
A	$197,851	128.00%	121.06%
B	41,362	115.00%	100.13%
C	46,832	106.20%	83.74%
D	26,983	100.25%	76.52%
Income Notes	18,000	N/A	N/A

Unrealized Gain (Loss) on Investments [Table Text Block]
December 31, 2012
(Amounts in thousands)
	Security A	Security B

Book Value	$1,807	$1,733
Fair Value	$876	$25
Unrealized Loss	$931	$1,708
Number of underlying financial institution issuers	48	41
Number of deferrals and defaults	13	15
Additional expected deferrals/ defaults*	N/A	0/1
Excess Subordination as a percentage of performing collateral**	19.20%	N/A

Investments Classified by Contractual Maturity Date [Table Text Block]
	Amortized Cost	Fair Value
Due after five but within ten years	$2,339	$2,495
Due after ten years	6,762	4,325
Mortgage backed	37,361	37,951
Equity securities with no maturity	150	78
Total investment securities available-for-sale	$46,612	$44,849

Realized Gain (Loss) on Investments [Table Text Block]
(Amounts in thousands)	Twelve Months Ending December 31,
	2012	2011

Proceeds	$22,268	$39,720
Gross Gains	626	893
Gross Losses	-	40